TAXES ON INCOME - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	$ 110,859	$ 82,345
Deferred tax liability	111,188	82,718
Deferred tax liability	(329)	(373)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	83,814	55,858
Carryforward tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	23,689	18,359
Stock-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	113	593
Property, equipment and furniture, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	178	402
Employees and related accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	86	263
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	2,782	6,536
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	197	311
Tax credits carried forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	0	23
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	112,661	83,534
Right of use impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets:	3,164	1,315
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	1,652	174
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 38	$ 325